UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Auditors	<Click Here>	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/03	% of fund's investments 11/30/02	% of fund's investments 5/31/02
0 - 30	48.5	45.8	47.3
31 - 90	29.7	36.9	24.9
91 - 180	12.3	14.4	18.3
181 - 397	9.5	2.9	9.5
Weighted Average Maturity
	5/31/03	11/30/02	5/31/02
Cash Reserves	68 Days	57 Days	66 Days
All Taxable Money Market Funds Average *	52 Days	54 Days	55 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
Commercial Paper 19.6%	Commercial Paper 23.3%
Bank CDs, BAs, TDs, and Notes 48.9%	Bank CDs, BAs, TDs, and Notes 54.3%
Government Securities 18.1%	Government Securities 10.6%
Other Investments 15.3%	Other Investments 11.8%
Net Other Assets** (1.9)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2003

Showing Percentage of Net Assets

Certificates of Deposit - 34.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 2.9%
Bank of America NA
9/29/03	1.24%	$ 800,000	$ 800,000
Chase Manhattan Bank USA NA
6/18/03	1.27	275,000	275,000
First Tennessee Bank NA, Memphis
6/4/03	1.32 (b)	75,000	75,000
6/5/03	1.32 (b)	50,000	50,000
National City Bank, Indiana
6/9/03	1.33	100,000	100,000
Wells Fargo Bank NA, San Francisco
6/6/03	1.24	200,000	200,000
6/6/03	1.25	125,000	125,000
			1,625,000
London Branch, Eurodollar, Foreign Banks - 19.4%
Bank of Nova Scotia
6/9/03	1.25	250,000	250,000
Barclays Bank PLC
6/4/03	1.40	245,000	245,000
6/6/03	1.39	100,000	100,000
6/10/03	1.33	50,000	50,000
6/11/03	1.37	100,000	100,000
6/16/03	1.26	256,000	256,000
6/24/03	1.27	935,000	935,000
6/25/03	1.27	170,000	170,000
BNP Paribas SA
6/5/03	1.39	515,000	515,000
8/26/03	1.25	585,000	585,000
Credit Agricole Indosuez
11/13/03	1.21	200,000	200,000
Credit Lyonnais SA
8/12/03	1.24	215,000	215,000
Credit Suisse First Boston Bank
6/9/03	1.27	515,000	515,000
Deutsche Bank AG
6/11/03	1.35	470,000	470,000
7/14/03	1.25	435,000	435,000
9/12/03	1.21	435,000	435,000
Dresdner Bank AG
8/21/03	1.24	300,000	300,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
HBOS Treasury Services PLC
7/7/03	1.26%	$ 214,000	$ 214,000
8/4/03	1.26	510,000	510,000
8/21/03	1.21	275,000	275,000
10/14/03	1.20	435,000	435,000
ING Bank NV
7/7/03	1.25	725,000	725,000
7/21/03	1.25	610,000	610,000
Nationwide Building Society
6/27/03	1.27	100,000	100,000
Northern Rock PLC
6/9/03	1.27	100,000	100,000
7/24/03	1.27	30,000	30,000
Royal Bank of Scotland PLC
7/16/03	1.25	500,000	500,000
Societe Generale
8/22/03	1.26	585,000	585,000
11/12/03	1.19	435,000	435,000
11/13/03	1.21	235,000	235,000
WestLB AG
6/10/03	1.36	135,000	135,000
9/29/03	1.25	410,000	410,000
			11,075,000
New York Branch, Yankee Dollar, Foreign Banks - 11.9%
BNP Paribas SA
6/2/03	1.29 (b)	395,000	394,969
6/20/03	1.35	345,000	345,000
8/11/03	1.35	100,000	100,000
8/25/03	1.25	330,000	330,000
9/15/03	1.43	300,000	300,000
9/19/03	1.43	340,000	340,000
Credit Agricole Indosuez
6/2/03	1.29 (b)	250,000	249,937
6/2/03	1.32 (b)	250,000	249,979
7/15/03	1.25	190,000	190,000
Danske Bank AS
6/28/03	1.27 (b)	100,000	99,980
Lloyds TSB Bank PLC
6/13/03	1.34	50,000	50,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Norddeutsche Landesbank Girozentrale
6/4/03	1.28%	$ 90,000	$ 90,000
6/10/03	1.35	75,000	75,000
8/25/03	1.25	175,000	175,000
9/8/03	1.27	125,000	125,000
11/17/03	1.20	90,000	90,000
Royal Bank of Canada
6/2/03	1.29 (b)	410,000	409,958
Royal Bank of Scotland PLC
7/7/03	1.24	1,410,000	1,410,000
Societe Generale
6/2/03	1.29 (b)	395,000	394,958
6/2/03	1.30 (b)	375,000	374,970
Svenska Handelsbanken AB
6/2/03	1.24 (b)	235,000	234,990
Toronto-Dominion Bank
6/19/03	1.27	160,000	160,000
7/7/03	1.25	100,000	100,002
WestLB AG
8/26/03	1.28	500,000	500,000
			6,789,743
TOTAL CERTIFICATES OF DEPOSIT			19,489,743
Commercial Paper - 19.5%

Aegon Funding Corp.
6/25/03	1.26	130,000	129,891
8/22/03	1.25	55,000	54,843
8/26/03	1.25	100,000	99,701
American Express Credit Corp.
9/4/03	1.21	35,000	34,889
Amsterdam Funding Corp.
6/9/03	1.25	50,000	49,986
9/23/03	1.27	50,000	49,801
Aspen Funding Corp.
6/9/03	1.25	30,000	29,992
Barclays U.S. Funding Corp.
10/1/03	1.25	190,000	189,202
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
CIT Group, Inc.
6/16/03	1.31%	$ 25,000	$ 24,986
6/18/03	1.32	25,000	24,984
6/19/03	1.32	35,000	34,977
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/11/03	1.25	25,000	24,991
6/13/03	1.25	50,000	49,979
6/19/03	1.27	170,000	169,892
6/24/03	1.26	150,000	149,879
7/2/03	1.25	165,000	164,822
7/7/03	1.25	100,000	99,875
7/14/03	1.25	50,000	49,925
7/18/03	1.27	65,000	64,892
7/22/03	1.26	50,000	49,911
7/23/03	1.26	150,000	149,727
7/28/03	1.25	50,000	49,901
7/29/03	1.25	173,000	172,652
ConocoPhillips
6/26/03	1.32	60,000	59,945
Corporate Asset Funding Co.
7/23/03	1.25	79,000	78,857
Corporate Receivables Corp.
7/23/03	1.25	100,000	99,819
CXC, Inc.
7/25/03	1.25	60,000	59,888
DaimlerChrysler NA Holding Corp.
6/2/03	1.61	35,000	34,998
6/24/03	1.56	68,000	67,933
7/15/03	1.57	41,000	40,922
8/13/03	1.53	88,000	87,729
8/14/03	1.52	90,000	89,721
8/18/03	1.51	141,000	140,542
8/19/03	1.50	60,000	59,804
Danske Corp.
6/6/03	1.34	50,000	49,991
6/10/03	1.34	30,000	29,990
6/11/03	1.35	100,000	99,963
Dresdner U.S. Finance, Inc.
8/11/03	1.25	350,000	349,137
8/15/03	1.25	350,000	349,089
Eagle Funding Capital Corp.
6/20/03	1.26	50,113	50,080
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Edison Asset Securitization LLC
6/3/03	1.35%	$ 70,000	$ 69,995
6/3/03	1.40	155,000	154,988
7/7/03	1.27	264,692	264,358
7/8/03	1.27	150,000	149,806
7/10/03	1.27	204,095	203,816
Emerald (MBNA Credit Card Master Note Trust)
6/26/03	1.25	75,000	74,935
7/15/03	1.24	94,252	94,109
7/17/03	1.27	24,300	24,261
7/30/03	1.25	65,544	65,410
Fairway Finance Corp.
7/15/03	1.27	25,395	25,356
8/25/03	1.28	50,000	49,850
Falcon Asset Securitization Corp.
6/5/03	1.25	50,000	49,993
7/2/03	1.26	30,000	29,967
Ford Motor Credit Co.
6/3/03	1.60	95,000	94,992
6/5/03	1.54	65,000	64,989
6/11/03	1.56	65,000	64,972
6/16/03	1.54	70,000	69,955
6/19/03	1.50	99,000	98,926
7/7/03	1.53	45,000	44,931
8/19/03	1.51	67,000	66,779
8/27/03	1.51	64,000	63,768
Fortis Funding LLC
6/3/03	1.36	50,000	49,996
6/6/03	1.36	64,750	64,738
7/7/03	1.32	63,100	63,017
GE Capital International Funding, Inc.
8/14/03	1.24	200,000	199,490
8/15/03	1.24	30,000	29,923
9/17/03	1.27	200,000	199,244
9/18/03	1.27	30,000	29,886
General Electric Capital Corp.
7/9/03	1.27	300,000	299,601
7/10/03	1.27	300,000	299,591
8/14/03	1.23	250,000	249,368
8/15/03	1.23	42,000	41,892
9/3/03	1.26	50,000	49,837
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Services, Inc.
6/4/03	1.37%	$ 90,000	$ 89,990
7/22/03	1.25	135,000	134,761
General Electric Co.
9/23/03	1.26	200,000	199,208
General Mills, Inc.
6/23/03	1.33	20,000	19,984
General Motors Acceptance Corp.
6/23/03	1.55	150,000	149,859
6/24/03	1.55	125,000	124,877
Govco, Inc.
7/21/03	1.26	50,900	50,811
ING America Insurance Holdings, Inc.
6/3/03	1.27	65,000	64,995
John Deere Capital Corp.
6/9/03	1.47	20,000	19,993
6/11/03	1.47	20,000	19,992
6/12/03	1.46	35,000	34,984
Jupiter Securitization Corp.
6/18/03	1.36	35,713	35,690
Kellogg Co.
6/18/03	1.35	35,000	34,978
Mont Blanc Capital Corp.
6/3/03	1.30	40,000	39,997
6/19/03	1.25	20,066	20,053
6/25/03	1.27	80,000	79,932
7/14/03	1.26	75,572	75,458
7/17/03	1.26	20,067	20,035
Montauk Funding Corp.
7/17/03	1.25	80,000	79,872
Motown Notes Program
7/17/03	1.27	52,374	52,289
7/24/03	1.27	30,000	29,944
7/25/03	1.27	90,000	89,829
8/7/03	1.25	95,000	94,779
New Center Asset Trust
8/6/03	1.23	50,000	49,888
8/29/03	1.26	70,000	69,784
Newcastle (Discover Card Master Trust)
7/15/03	1.25	35,000	34,947
7/24/03	1.26	18,000	17,967
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Newcastle (Discover Card Master Trust) - continued
7/25/03	1.25%	$ 77,000	$ 76,856
7/25/03	1.26	54,500	54,397
Newport Funding Corp.
6/9/03	1.25	50,000	49,986
Paradigm Funding LLC
6/4/03	1.27	130,000	129,986
6/10/03	1.27	88,000	87,972
7/23/03	1.26	135,000	134,754
Private Export Funding Corp.
6/3/03	1.34	25,000	24,998
Santander Finance, Inc.
6/13/03	1.28	135,000	134,943
Sears Roebuck Acceptance Corp.
6/5/03	1.62	35,000	34,994
6/10/03	1.62	35,000	34,986
6/11/03	1.62	35,000	34,984
6/17/03	1.62	35,000	34,975
6/18/03	1.62	35,000	34,973
6/19/03	1.60	35,000	34,972
Sheffield Receivables Corp.
6/25/03	1.27	290,000	289,754
7/25/03	1.25	37,400	37,330
Shell Finance (UK) PLC
6/11/03	1.67	100,000	99,954
Shell Finance Netherlands BV
6/13/03	1.67	90,000	89,951
Societe Generale NA
6/9/03	1.25	150,000	149,958
7/10/03	1.25	67,850	67,758
UBS Finance, Inc.
6/23/03	1.25	500,000	499,618
Variable Funding Capital Corp.
7/11/03	1.26	37,400	37,348
Windmill Funding Corp.
6/9/03	1.25	75,000	74,979
9/23/03	1.27	25,000	24,900
TOTAL COMMERCIAL PAPER			11,081,067
Federal Agencies - 16.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 8.8%
Agency Coupons - 1.4%
4/16/04	1.41%	$ 347,000	$ 347,000
5/7/04	1.38	430,000	430,000
			777,000
Discount Notes - 7.4%
6/27/03	1.31	380,000	379,643
6/27/03	1.35	422,000	421,592
7/7/03	1.35	335,000	334,551
7/25/03	1.33	175,000	174,654
8/6/03	1.24	800,000	798,196
10/17/03	1.29	600,000	597,051
11/12/03	1.16	395,000	392,932
11/14/03	1.44	363,444	361,064
11/14/03	1.45	283,590	281,720
12/12/03	1.34	430,805	427,741
12/12/03	1.35	75,000	74,462
			4,243,606
			5,020,606
Federal Home Loan Bank - 6.6%
Agency Coupons - 6.6%
1/30/04	1.32	143,000	143,006
2/24/04	1.40	905,000	904,983
3/5/04	1.41	900,000	900,000
3/10/04	1.44	500,000	500,000
4/13/04	1.29	25,000	25,000
4/13/04	1.33	374,000	374,000
4/16/04	1.37	215,000	215,000
4/16/04	1.41	83,000	82,970
6/30/04	1.30	621,000	621,000
			3,765,959
Freddie Mac - 1.4%
Discount Notes - 1.4%
11/19/03	1.16	395,000	392,842
12/4/03	1.34	200,000	198,636
12/19/03	1.34	199,000	197,533
			789,011
TOTAL FEDERAL AGENCIES			9,575,576
U.S. Treasury Obligations - 1.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 1.3%
6/5/03	1.31%	$ 762,000	$ 761,890
Bank Notes - 0.2%

Lasalle Bank NA
6/9/03	1.24	100,000	100,000
Master Notes - 4.4%

General Motors Acceptance Corp. Mortgage Credit
6/2/03	1.82 (b)(c)	610,000	609,969
Goldman Sachs Group, Inc.
6/2/03	1.52 (b)(c)	480,000	480,000
6/24/03	1.36 (c)	475,000	475,000
7/7/03	1.35 (c)	330,000	330,000
8/12/03	1.38 (c)	585,000	585,000
TOTAL MASTER NOTES			2,479,969
Medium-Term Notes - 7.2%

Bank One NA, Chicago
6/2/03	1.29 (b)	70,000	69,995
Citigroup, Inc.
7/17/03	1.41 (b)	90,000	90,018
Eel River Investment Co.
6/6/03	1.52 (b)	85,000	85,000
Fairway Finance Corp.
6/12/03	1.26 (b)	50,000	49,999
GE Capital Assurance Co.
6/1/03	1.43 (b)(c)	145,000	145,000
GE Life & Annuity Assurance Co.
6/2/03	1.43 (b)(c)	40,000	40,000
General Electric Capital Corp.
6/9/03	1.34 (b)	375,000	375,000
6/17/03	1.35 (b)	429,000	429,000
7/22/03	1.40 (b)	55,000	55,016
Harwood Street Funding I LLC
6/20/03	1.44 (a)(b)	180,000	180,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
HBOS Treasury Services PLC
9/24/03	1.27% (b)	$ 505,000	$ 505,000
Household Automotive Trust
5/17/04	1.22	63,000	63,000
Household Finance Corp.
6/19/03	1.61 (b)	55,000	55,006
Montauk Funding Corp.
6/16/03	1.27 (b)	355,000	355,000
National City Bank, Indiana
6/2/03	1.30 (b)	100,000	99,980
SLM Corp.
6/2/03	1.32 (a)(b)	300,000	300,000
URI Trust 2000-1
6/18/03	1.33 (b)(c)	107,000	107,000
Verizon Global Funding Corp.
6/16/03	1.71 (b)	570,000	570,000
6/17/03	1.35 (b)	341,000	341,014
Wells Fargo & Co.
6/2/03	1.31 (b)	215,000	215,000
TOTAL MEDIUM-TERM NOTES			4,130,028
Short-Term Notes - 2.9%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(c)	130,000	130,000
Metropolitan Life Insurance Co.
6/30/03	1.33 (b)	85,000	85,000
7/1/03	1.48 (b)(c)	175,000	175,000
8/1/03	1.47 (b)(c)	65,000	65,000
Monumental Life Insurance Co.
6/1/03	1.46 (b)(c)	45,000	45,000
6/2/03	1.46 (b)(c)	47,000	47,000
6/2/03	1.49 (b)(c)	65,000	65,000
8/1/03	1.51 (b)(c)	65,000	65,000
New York Life Insurance Co.
7/1/03	1.42 (b)(c)	425,000	425,000
Pacific Life Insurance Co.
6/10/03	1.46 (b)(c)	160,000	160,000
Transamerica Occidental Life Insurance Co.
8/1/03	1.48 (b)(c)	200,000	200,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Travelers Insurance Co.
7/1/03	1.40% (b)(c)	$ 90,000	$ 90,000
8/15/03	1.40 (b)(c)	100,000	100,000
TOTAL SHORT-TERM NOTES			1,652,000
Municipal Securities - 0.1%

West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 7/1/03, CP mode
7/1/03	1.65	40,400	40,400
Repurchase Agreements - 15.3%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/30/03 due 6/2/03 At 1.37%)	$ 261	261
With:
Banc of America Securities LLC At:
1.3%, dated 5/29/03 due 6/26/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $337,256,578, 5.23% - 8.76%, 9/1/09 - 6/25/33)	335,339	335,000
1.46%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $816,545,610, 2.10% - 12.75%, 6/15/03 - 10/1/46)	887,108	887,000
1.47%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $9,656,434,770, 0% - 7.82%, 12/15/05 - 6/10/38)	500,061	500,000
1.51%, dated 5/30/03 due 6/2/03:
(Collateralized by Corporate Obligations with principal amounts of $364,385,683, 0% - 13.5%, 6/27/03 - 11/20/36)	300,038	300,000
(Collateralized by U.S. Government Obligations with principal amounts of $27,118,332, 6.5%, 11/25/42)	25,003	25,000
Barclays Capital, Inc. At 1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $63,664,278, 6.95% - 7.5%, 7/1/13 - 4/15/29)	80,010	80,000
Bear Stearns & Co. At:
1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $115,454,355, 2.09% - 9.4%, 4/15/11 - 2/28/38)	100,012	100,000
1.5%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $200,511,874, 0% - 9.5%, 6/25/05 - 9/15/41)	100,013	100,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Citigroup Global Markets, Inc. At 1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of:
$393,175,000, 0% - 1.33%, 6/12/03 - 8/15/03)	$ 385,046	$ 385,000
$572,248,000, 1.27% - 9.5%, 12/5/03 - 12/1/49)	571,069	571,000
Countrywide Securities Corp. At 1.48%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $369,544,762, 1.76% - 6.5%, 9/15/16 - 3/15/33)	279,034	279,000
Credit Suisse First Boston, Inc. At:
1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $175,585,784, 4.25% - 10.63%, 6/1/03 - 1/9/38)	175,021	175,000
1.47%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $4,293,106,628, 0% - 10.41%, 6/5/03 - 4/15/35)	425,052	425,000
Deutsche Bank Securities, Inc. At:
1.45%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $584,374,692, 0% - 9.25%, 1/15/04 - 4/15/43)	594,072	594,000
1.51%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $720,908,026, 0% - 17.63%, 6/15/03 - 3/15/49)	200,025	200,000
Goldman Sachs & Co. At:
1.35%, dated 5/30/03 due 6/30/03 (Collateralized by Corporate Obligations with principal amounts of $222,067,724, 1.97% - 9.69%, 6/30/03 - 1/15/37)	241,280	241,000
1.37%, dated 5/30/03 due 6/30/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $573,089,967, 0% - 10.5%, 12/15/06 - 10/25/37)	335,395	335,000
1.46%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $44,982,842, 3.5% - 8.7%, 2/1/06 - 10/25/32)	50,006	50,000
J.P. Morgan Securities, Inc. At:
1.34%, dated 5/7/03 due 6/26/03 (Collateralized by Corporate Obligations with principal amounts of $137,031,000, 1.22% - 8.75%, 7/30/03 - 5/15/33)	147,274	147,000
1.38%, dated 5/7/03 due 6/26/03 (Collateralized by Corporate Obligations with principal amounts of $378,713,000, 0% - 9.75%, 6/2/03 - 8/1/30)	375,719	375,000
1.46%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $243,017,000, 4.88% - 7.85%, 3/15/06 - 2/1/35)	277,034	277,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Lehman Brothers, Inc. At 1.40%, dated 5/7/03 due 6/26/03 (Collateralized by Corporate Obligations with principal amounts of $230,436,000, 0% - 11.75%, 9/15/04 - 12/31/49)	$ 265,515	$ 265,000
Merrill Lynch, Pierce, Fenner & Smith At:
1.38%, dated 3/20/03 due 6/23/03 (Collateralized by Corporate Obligations with principal amounts of $488,203,714, 0% - 14%, 8/1/03 - 11/15/43)	406,475	405,000
1.46%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $194,914,000, 0% - 10%, 6/26/03 - 12/1/49)	200,024	200,000
Morgan Stanley & Co. At:
1.36%, dated 5/7/03 due 6/26/03:
(Collateralized by Corporate Obligations with principal amounts of $246,449,381, 0% - 14%, 2/15/04 - 2/28/33)	200,378	200,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $4,545,158,651, 0% - 9.5%, 8/15/06 - 4/25/37)	235,444	235,000
1.40%, dated 5/27/03 due 6/26/03 (Collateralized by Corporate Obligations with principal amounts of $123,261,661, 0% - 14%, 2/15/04 - 2/28/33)	100,117	100,000
1.44%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $599,324,972, 0% - 12.06%, 6/2/03 - 4/25/33)	400,048	400,000
1.46%, dated 5/30/03 due 6/2/03 (Collateralized by Corporate Obligations with principal amounts of $328,879,269, 0.20% - 10.50%, 6/1/03 - 7/15/45)	316,038	316,000
Wachovia Securities, Inc. At 1.48%, dated 5/30/03 due 6/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $209,598,912, 1.47% - 6.42%, 9/25/08 - 2/8/35)	200,025	200,000
TOTAL REPURCHASE AGREEMENTS		8,702,261
TOTAL INVESTMENT PORTFOLIO - 101.9%		58,012,934
NET OTHER ASSETS - (1.9)%		(1,078,930)
NET ASSETS - 100%		$ 56,934,004
Total Cost for Income Tax Purposes $ 58,012,934
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $480,000,000 or 0.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.43%, 6/1/03	7/30/02	$ 145,000
GE Life & Annuity Assurance Co. 1.43%, 6/2/03	3/31/03	$ 40,000
General Motors Acceptance Corp. Mortgage Credit 1.82%, 6/2/03	5/1/03	$ 609,969
Goldman Sachs Group, Inc.: 1.35%, 7/7/03	3/3/03	$ 330,000
1.36%, 6/24/03	2/24/03	$ 475,000
1.38%, 8/12/03	2/11/03	$ 585,000
1.52%, 6/2/03	3/19/03	$ 480,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 1.47%, 8/1/03	2/24/03	$ 65,000
1.48%, 7/1/03	3/26/02	$ 175,000
Monumental Life Insurance Co.: 1.46%, 6/1/03	7/31/98	$ 45,000
1.46%, 6/2/03	9/17/98	$ 47,000
1.49%, 6/2/03	3/12/99	$ 65,000
1.51%, 8/1/03	2/1/00	$ 65,000
New York Life Insurance Co. 1.42%, 7/1/03	2/28/02 - 12/19/02	$ 425,000
Pacific Life Insurance Co. 1.46%, 6/10/03	3/10/03	$ 160,000
Transamerica Occidental Life Insurance Co. 1.48%, 8/1/03	4/28/00	$ 200,000
Travelers Insurance Co.: 1.40%, 7/1/03	3/31/03	$ 90,000
1.40%, 8/15/03	5/14/03	$ 100,000
URI Trust 2000-1 1.33%, 6/18/03	12/15/00	$ 107,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,338,969,000 or 7.6% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $33,794,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $4,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $8,702,261) - See accompanying schedule		$ 58,012,934
Receivable for fund shares sold		456,918
Interest receivable		76,641
Other receivables		31
Total assets		58,546,524

Liabilities
Payable for investments purchased	$ 1,126,000
Payable for fund shares redeemed	464,892
Distributions payable	2,109
Accrued management fee	9,586
Other payables and accrued expenses	9,933
Total liabilities		1,612,520

Net Assets		$ 56,934,004
Net Assets consist of:
Paid in capital		$ 56,933,372
Accumulated net realized gain (loss) on investments		632
Net Assets, for 56,931,578 shares outstanding		$ 56,934,004
Net Asset Value, offering price and redemption price per share ($56,934,004 ÷ 56,931,578 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003

Investment Income
Interest		$ 414,601
Expenses
Management fee	$ 57,951
Transfer agent fees	53,255
Accounting fees and expenses	705
Non-interested trustees' compensation	116
Appreciation in deferred trustees' compensation account	26
Custodian fees and expenses	418
Registration fees	237
Audit	192
Legal	56
Miscellaneous	8
Total expenses before reductions	112,964
Expense reductions	(3)	112,961
Net investment income		301,640
Net realized gain (loss) on investment securities		(119)
Net increase in net assets resulting from operations		$ 301,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 301,640	$ 939,622
Net realized gain (loss)	(119)	2,061
Net increase (decrease) in net assets resulting from operations	301,521	941,683
Distributions to shareholders from net investment income	(301,640)	(939,622)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	47,837,131	107,093,442
Reinvestment of distributions	296,266	928,475
Cost of shares redeemed	(48,249,316)	(107,478,187)
Net increase (decrease) in net assets and shares resulting from share transactions	(115,919)	543,730
Total increase (decrease) in net assets	(116,038)	545,791

Net Assets
Beginning of period	57,050,042	56,504,251
End of period	$ 56,934,004	$ 57,050,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.017	.044	.060	.048	.052
Distributions from net investment income	(.005)	(.017)	(.044)	(.060)	(.048)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.52%	1.69%	4.46%	6.13%	4.94%	5.34%
Ratios to Average Net Assets D
Expenses before expense reductions	.39% A	.39%	.39%	.46%	.44%	.47%
Expenses net of voluntary waivers, if any	.39% A	.39%	.39%	.46%	.44%	.47%
Expenses net of all reductions	.39% A	.39%	.39%	.46%	.44%	.47%
Net investment income	1.05% A	1.67%	4.27%	5.97%	4.85%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 56,934	$ 57,050	$ 56,504	$ 44,214	$ 37,981	$ 30,700

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $20,171 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

Semiannual Report

Report of Independent Auditors

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 3, 2003

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
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California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
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851 East Hamilton Avenue
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527 North Brand Boulevard
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19200 Von Karman Avenue
Irvine, CA

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10100 Santa Monica Blvd.
Los Angeles, CA

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San Francisco, CA

21701 Hawthorne Boulevard
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Colorado

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Denver, CO

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Naples, FL

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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

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Chicago, IL

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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
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Fidelity Investments
Attn: Distribution Services
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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAS-USAN-0703
1.786809.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/03	% of fund's investments 11/30/02	% of fund's investments 5/31/02
0 - 30	60.2	47.4	41.1
31 - 90	14.9	16.3	30.2
91 - 180	14.9	28.1	20.5
181 - 397	10.0	8.2	8.2
Weighted Average Maturity
	5/31/03	11/30/02	5/31/02
Fidelity U.S. Government Reserves	66 Days	76 Days	66 Days
Government Retail Money Market Funds Average*	53 Days	53 Days	52 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2003	As of November 30, 2002
Federal Agency Issues 48.1%	Federal Agency Issues 71.7%
U.S. Treasury Obligations 1.5%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 50.6%	Repurchase Agreements 30.1%
Net Other Assets** (0.2)%	Net Other Assets** (1.8)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 48.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 36.2%
Agency Coupons - 8.0%
6/2/03	1.25% (a)	$ 160,000	$ 159,928
6/27/03	1.19 (a)	25,000	24,983
6/29/04	1.29	12,000	12,000
			196,911
Discount Notes - 28.2%
6/25/03	1.30	29,000	28,975
6/27/03	1.31	25,000	24,977
7/1/03	1.25	12,617	12,604
7/25/03	1.91	15,000	14,958
8/6/03	1.18	70,000	69,849
8/6/03	1.24	125,000	124,718
8/6/03	1.25	55,000	54,875
8/22/03	1.30	25,000	24,927
9/3/03	1.23	25,000	24,920
9/19/03	1.70	15,000	14,923
9/19/03	1.75	15,000	14,921
10/17/03	1.42	40,000	39,785
10/17/03	1.84	25,000	24,827
11/12/03	1.16	125,000	124,345
11/26/03	1.15	73,000	72,589
12/12/03	1.45	10,000	9,923
4/2/04	1.32	10,000	9,890
			692,006
			888,917
Federal Home Loan Bank - 7.1%
Agency Coupons - 6.1%
2/24/04	1.40	50,000	49,999
3/5/04	1.41	25,000	25,000
3/8/04	1.42	25,000	25,000
3/10/04	1.44	15,000	15,000
4/13/04	1.29	15,000	15,000
4/13/04	1.33	20,000	20,000
			149,999
Discount Notes - 1.0%
2/25/04	1.35	25,000	24,751
			174,750
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 4.8%
Discount Notes - 4.8%
7/30/03	1.24%	$ 30,000	$ 29,940
10/9/03	1.80	25,000	24,840
10/27/03	1.22	25,000	24,876
2/26/04	1.30	25,000	24,760
3/25/04	1.30	15,000	14,841
			119,257
TOTAL FEDERAL AGENCIES			1,182,924
U.S. Treasury Obligations - 1.5%

U.S. Treasury Notes - 1.5%
8/15/03	1.39	35,000	35,309
Repurchase Agreements - 50.6%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
3/7/03 due 6/5/03 At 1.18%	$ 25,074	25,000
5/12/03 due 6/16/03 At 1.25%	35,043	35,000
5/13/03 due 6/27/03 At 1.26%	80,126	80,000
5/16/03 due:
6/16/03 At 1.26%	50,054	50,000
6/23/03 At 1.26%	40,053	40,000
5/22/03 due 6/12/03 At 1.25%	70,051	70,000
5/29/03 due 6/12/03 At 1.28%	70,035	70,000
5/30/03 due 6/2/03 At 1.37%	874,939	874,839
TOTAL REPURCHASE AGREEMENTS		1,244,839
TOTAL INVESTMENT PORTFOLIO - 100.2%		2,463,072
NET OTHER ASSETS - (0.2)%		(4,450)
NET ASSETS - 100%		$ 2,458,622
Total Cost for Income Tax Purposes $ 2,463,072
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $20,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,244,839) - See accompanying schedule		$ 2,463,072
Receivable for fund shares sold		12,532
Interest receivable		1,916
Total assets		2,477,520

Liabilities
Payable for investments purchased	$ 12,000
Payable for fund shares redeemed	6,091
Distributions payable	85
Accrued management fee	413
Other payables and accrued expenses	309
Total liabilities		18,898

Net Assets		$ 2,458,622
Net Assets consist of:
Paid in capital		$ 2,458,635
Accumulated net realized gain (loss) on investments		(13)
Net Assets, for 2,458,598 shares outstanding		$ 2,458,622
Net Asset Value, offering price and redemption price per share ($2,458,622 ÷ 2,458,598 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest		$ 17,400
Expenses
Management fee	$ 2,504
Transfer agent fees	1,585
Accounting fees and expenses	115
Non-interested trustees' compensation	5
Custodian fees and expenses	12
Registration fees	70
Audit	19
Legal	2
Miscellaneous	1
Total expenses before reductions	4,313
Expense reductions	(6)	4,307
Net investment income		13,093
Net realized gain (loss) on investment securities		7
Net increase in net assets resulting from operations		$ 13,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,093	$ 44,100
Net realized gain (loss)	7	(18)
Net increase (decrease) in net assets resulting from operations	13,100	44,082
Distributions to shareholders from net investment income	(13,093)	(44,100)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	922,433	2,974,596
Reinvestment of distributions	12,899	43,506
Cost of shares redeemed	(1,036,734)	(2,813,091)
Net increase (decrease) in net assets and shares resulting from share transactions	(101,402)	205,011
Total increase (decrease) in net assets	(101,395)	204,993

Net Assets
Beginning of period	2,560,017	2,355,024
End of period	$ 2,458,622	$ 2,560,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.017	.044	.058	.048	.052
Distributions from net investment income	(.005)	(.017)	(.044)	(.058)	(.048)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.53%	1.71%	4.46%	6.00%	4.86%	5.29%
Ratios to Average Net Assets D
Expenses before expense reductions	.35% A	.34%	.36%	.43%	.41%	.45%
Expenses net of voluntary waivers, if any	.35% A	.34%	.36%	.43%	.41%	.45%
Expenses net of all reductions	.35% A	.34%	.36%	.42%	.40%	.44%
Net investment income	1.05% A	1.69%	4.15%	5.85%	4.77%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 2,459	$ 2,560	$ 2,355	$ 1,495	$ 1,542	$ 1,427

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated March 7, 2003, due June 5, 2003	1.18%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000
Aggregate maturity amount of agreements	$250,738
Aggregate market value of transferred assets	$255,818
Coupon rates of transferred assets	3.99% to 6.49%
Maturity dates of transferred assets	11/01/24 to 12/01/32
Dated May 12, 2003, due June 16, 2003	1.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$500,608
Aggregate market value of transferred assets	$510,452
Coupon rates of transferred assets	0% to 6.22%
Maturity dates of transferred assets	6/30/03 to 12/30/22
Dated May 13, 2003, due June 27, 2003	1.26%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000
Aggregate maturity amount of agreements	$300,473
Aggregate market value of transferred assets	$306,000
Coupon rates of transferred assets	5.5%
Maturity dates of transferred assets	5/01/33

Semiannual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated May 16, 2003, due June 16, 2003	1.26%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$315,000
Aggregate maturity amount of agreements	$315,342
Aggregate market value of transferred assets	$322,868
Coupon rates of transferred assets	3.16% to 13.25%
Maturity dates of transferred assets	8/01/03 to 12/01/33
Dated May 16, 2003, due June 23, 2003	1.26%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$400,000
Aggregate maturity amount of agreements	$400,532
Aggregate market value of transferred assets	$408,000
Coupon rates of transferred assets	5.5%
Maturity dates of transferred assets	5/01/33
Dated May 22, 2003, due June 12, 2003	1.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$400,000
Aggregate maturity amount of agreements	$400,292
Aggregate market value of transferred assets	$408,818
Coupon rates of transferred assets	4.5% to 11%
Maturity dates of transferred assets	12/01/04 to 12/01/32
Dated May 29, 2003, due June 12, 2003	1.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$500,249
Aggregate market value of transferred assets	$511,011
Coupon rates of transferred assets	4.89% to 6%
Maturity dates of transferred assets	11/01/32 to 5/01/33
Dated May 30, 2003, due June 2, 2003	1.37%
Number of dealers or banks	14
Maximum amount with one dealer or bank	24%
Aggregate principal amount of agreements	$13,536,470
Aggregate maturity amount of agreements	$13,538,012
Aggregate market value of transferred assets	$13,808,052
Coupon rates of transferred assets	0% to 14.05%
Maturity dates of transferred assets	6/01/03 to 12/01/42

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $871 or annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $6.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FUS-USAN-0703
1.786820.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Phillips Street Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Phillips Street Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 15, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 15, 2003